INCOME TAX STATUS	12 Months Ended
Mar. 31, 2026
EBP 016
EBP, Tax Status [Line Items]
INCOME TAX STATUS	INCOME TAX STATUS

    The Plan obtained its latest determination letter on June 8, 2026, in which the Internal Revenue Service states that the plan, as then designed, was in compliance with the applicable requirements of the Internal Revenue Code.